Share capital, dividends and earnings/(loss) per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Share capital, dividends and earnings/(loss) per share	Share capital, dividends and earnings/(loss) per share
7.1 Share capital
The share capital of the Company as of December 31, 2022 is CHF 20 million, which is comprised of 499.7 million registered shares, nominal value of CHF 0.04 per share.
The following table shows the movement in the shares:

(shares in millions)	Common stock shares outstanding	Treasury stock shares	Total shares
January 1, 2020	488.3	3.4	491.7
Issuance of additional registered shares	—	8.0	8.0
Settlement of equity-based awards	0.9	(0.9)	—
December 31, 2020	489.2	10.5	499.7
Settlement of equity-based awards	0.9	(0.9)	—
December 31, 2021	490.1	9.6	499.7
Settlement of equity-based awards	1.7	(1.7)	—
December 31, 2022	491.8	7.9	499.7
On November 10, 2020, the Company's Board of Directors approved an increase of CHF 320,000 out of the Company’s authorized share capital through the issuance of 8.0 million additional registered shares, nominal value CHF 0.04 per share, to fulfill the future vesting of existing and future equity-based awards. These additional shares were issued as treasury shares as part of the Company's authorized share capital according to the authority granted by the shareholders at the Company’s Annual General Meeting held on January 29, 2019 and reflected in the Company’s Articles of Incorporation as amended. While the transaction increased the number of shares available for issuance under the Company’s equity-based compensation plans, there was no immediate impact on the number of shares outstanding or earnings per share calculations at the time of the transaction. To the extent award settlement occurs through the use of treasury shares, the number of shares outstanding and earnings per share calculations will be impacted as shares are delivered to plan participants over the course of the next several years. All of the Company's 7.9 million shares held in treasury may only be used to fulfill the future vesting of existing and future equity-based awards. The authority to issue additional registered shares under the authorized share capital expired on January 29, 2021.
7.2 Dividends
On February 15, 2022, the Company's Board of Directors proposed a dividend of CHF 0.20 per share, which was subsequently approved by the shareholders at the Annual General Meeting on April 27, 2022 and paid in May 2022 for an amount of $100 million.
On February 23, 2021, the Company's Board of Directors proposed a dividend of CHF 0.10 per share, which was subsequently approved by the shareholders at the Annual General Meeting on April 28, 2021 and paid in May 2021 for an amount of $54 million.
7.3 Earnings/(loss) per share
Basic earnings/(loss) per share is computed by dividing net income/(loss) for the period by the weighted average number of common shares outstanding during the period. For the years ended December 31, 2022, 2021 and 2020, the weighted average number of shares outstanding was 491.4 million, 490.0 million and 489.0 million shares, respectively.
The only potentially dilutive securities are the outstanding unvested equity-based awards under the Company's equity-based incentive plans, as described in Note 23 to these Consolidated Financial Statements. Except when the effect would be anti-dilutive, the calculation of diluted earnings per common share includes the weighted average net impact of unvested equity-based awards. For the years ended December 31, 2022 and 2021, the weighted average diluted number of shares outstanding was 494.4 million and 493.4 million, respectively, which includes the potential conversion of 3.0 million and 3.4 million unvested equity-based awards, respectively. For the year ended December 31, 2020, 2.8 million unvested equity-based awards have been excluded from the calculation of diluted loss per share as their effect would be anti-dilutive. The average market value of the Company's shares for the purposes of calculating the potentially dilutive effects of unvested equity-based awards was based on quoted market prices for the period that the unvested awards were outstanding.